Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Dry bulk Vessels
2015	$ 62,850
2016	0
Total	62,850
Navios Logistics
2015	28,380
2016	1,926
Total	$ 30,306